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January 16, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Credit Suisse Opportunity Funds
File Nos. 33-92982; 811-9054

Ladies and Gentlemen:

On behalf of Credit Suisse Opportunity Funds (the “Registrant”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information for the Credit Suisse Floating Rate High Income Fund  (the “Fund”), a series of the Registrant, in a supplement, dated December 26, 2013, to the Prospectus, dated March 1, 2013, for Class B of the Fund. The purpose of the filing is to submit the 497 filing dated December 26, 2013 in XBRL for the Fund.

Any questions or comments should be directed to the undersigned at 212-728-8813.

Very truly yours,

/s/ Diana N. Huffman
Diana N. Huffman

Enclosures

cc:	Karen Regan, Credit Suisse Opportunity Funds
Rose F. DiMartino, Willkie Farr & Gallagher LLP
Elliot J. Gluck, Willkie Farr & Gallagher LLP

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